Basis of Financial Statements and Summary of Significant Accounting Policies (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Basis of financial statements:
Increase (decrease) to net income attributable to MUFG as the effect of recording intervening events for the three-month periods ended March 31 on MUFG's proportionate equity in net income of subsidiaries with fiscal years ended on or after December 31	¥ 6,150	¥ 6,790	¥ 1,480
Maximum [Member]
Summary of significant accounting policies:
Original maturity days of transactions classify as cash and cash equivalent	90 days
Minimum [Member]
Summary of significant accounting policies:
Percentage of plan assets or the projected benefit obligation used in calculation of net actuarial gains and losses	10.00%
Threshold of "more likely than not" recognition for a tax position	50.00%
Minimum [Member] | Commercial [Member]
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month	1 month
Minimum [Member] | Card [Member]
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month	3 months
Minimum [Member] | MUAH [Member]
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month	3 months
Minimum [Member] | Krungsri [Member]
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month	3 months
Minimum [Member] | Residential [Member]
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month	6 months